Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Apr. 30, 2024 JPY (¥)
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward	¥ 387,509,086	$ 2,543,545	¥ 353,138,111
Write off of other receivable	15,005,181	98,492	15,005,181
Lease liabilities	2,390,762	15,693	3,810,002
Write off of guarantee money deposited	2,665,941	17,499	2,665,941
Temporary difference in depreciation	2,696,247	17,698	2,645,375
Bonus accrual	1,222,941	8,027	2,392,042
Deferred government grants	6,918,000	45,409
Others	362,267	2,377	402,882
Total deferred tax assets	418,770,425	2,748,740	380,059,534
Less: valuation allowance	(416,379,663)	(2,733,047)	(376,249,532)
Deferred tax assets, net of valuation allowance	2,390,762	15,693	3,810,002
Right-of-use assets – operating lease	(2,390,762)	(15,693)	(3,810,002)
Total deferred tax liabilities	(2,390,762)	(15,693)	(3,810,002)
Net deferred tax assets